Shareholders' Equity (Details Textual) $ / shares in Units, $ in Thousands	12 Months Ended			16 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2009 USD ($) shares	Dec. 31, 2011 ₪ / shares shares
Shareholders' Equity (Textual)
Purchased an aggregate amount of ordinary shares | shares				3,165,092
Total consideration				$ 2,800
Dividends paid per share | $ / shares	$ 0.32	$ 0.27	$ 0.30
Compensation costs	$ 182	$ 137	$ 138
Total unrecognized compensation costs	$ 447
Total compensation cost not yet recognized, weighted average period for recognition	1 year 4 months 28 days
Exercise of options issued to employees from treasury shares	$ 53	$ 85	171
Treasury shares | shares	2,352,592	2,398,592
Treasury value	$ 1,554	$ 1,607
Total intrinsic value of options exercised	70	51	176
Aggregate intrinsic value of the outstanding options	$ 1,100
Options not exercised, expiration period after the day of grant	5 years
Aggregate intrinsic value of the exercisable options	$ 11
Paid dividends to shareholders	$ 6,200	$ 5,200	$ 5,800
Minimum [Member]
Shareholders' Equity (Textual)
Outstanding options granted, vesting period	2 years
Maximum [Member]
Shareholders' Equity (Textual)
Outstanding options granted, vesting period	4 years
2011 Share Incentive Plan [Member]
Shareholders' Equity (Textual)
Options for ordinary shares | shares					1,800,000
Par value granted to employees | ₪ / shares					₪ 0.01
Options granted exercise price of ordinary shares, description	The options were granted with an exercise price equal to the average closing price per share of the Company's ordinary shares on the stock market during the 30 trading day period immediately preceding the date of grant of such option or with an exercise price equal to par value of NIS 0.01.	The options were granted with an exercise price equal to par value of NIS 0.01.	The options were granted with an exercise price equal to the average closing price per share of the Company's ordinary shares on the stock market during the 30 trading day period immediately preceding the date of grant of such option or with an exercise price equal to par value of NIS 0.01.